Restatement of previously issued financial statements	12 Months Ended
Dec. 31, 2020
Restatement of previously issued financial statements
Restatement of previously issued financial statements

Note 2 — Restatement of previously issued financial statements

In May 2021, the Audit Committee of the Company, in consultation with management, concluded that, because of a misapplication of the accounting guidance related to its public and private placement warrants to purchase Class A ordinary shares that the Company issued in March 2020 (the “Warrants”), the Company’s previously issued financial statements for the Affected Periods should no longer be relied upon. As such, the Company is restating its financial statements for the Affected Periods included in this Annual Report.

On April 12, 2021, the staff of the Securities and Exchange Commission (the “SEC Staff”) issued a public statement entitled “Staff Statement on Accounting and Reporting Considerations for Warrants issued by Special Purpose Acquisition Companies

(“SPACs”)” (the “SEC Staff Statement”). In the SEC Staff Statement, the SEC Staff expressed its view that certain terms and conditions common to SPAC warrants may require the warrants to be classified as liabilities on the SPAC’s balance sheet as opposed to equity. Since issuance in March 2020, the Company’s warrants were accounted for as equity within the Company’s previously reported balance sheets. After discussion and evaluation, with the Company’s audit committee, management concluded that the warrants should be presented as liabilities with subsequent fair value remeasurement.

Historically, the Warrants were reflected as a component of equity as opposed to liabilities on the balance sheets and the statements of operations did not include the subsequent non-cash changes in estimated fair value of the Warrants, based on our application of FASB ASC Topic 815-40, Derivatives and Hedging, Contracts in Entity’s Own Equity (“ASC 815-40). The views expressed in the SEC Staff Statement were not consistent with the Company’s historical interpretation of the specific provisions within its warrant agreement and the Company’s application of ASC 815-40 to the warrant agreement. The Company reassessed its accounting for Warrants issued in March 2020, in light of the SEC Staff’s published views. Based on this reassessment, management determined that the Warrants should be classified as liabilities measured at fair value upon issuance, with subsequent changes in fair value reported in the Company’s statement of operations each reporting period.

Impact of the Restatement

The impact of the restatement on the balance sheets, statements of operations and statements of cash flows for the Affected Periods is presented below. The restatement had no impact on net cash flows from operating, investing or financing activities.

	As of December 31, 2020
		Restatement
	As Previously Reported	Adjustment	As Restated
Balance Sheet
Total assets	$231,323,610	$—	$231,323,610
Liabilities and stockholders’ equity
Total current liabilities	$267,550	$—	$267,550
Deferred underwriting commissions	6,300,000	—	6,300,000
Derivative warrant liabilities	—	18,791,170	18,791,170
Total liabilities	6,567,550	18,791,170	25,358,720
Class A common stock, $0.0001 par value; shares subject to possible redemption	219,756,050	(18,791,170)	200,964,880
Stockholders’ equity
Preferred stock- $0.0001 par value	—	—	—
Class A common stock - $0.0001 par value	102	188	290
Class B common stock - $0.0001 par value	575	—	575
Additional paid-in-capital	5,442,787	7,898,562	13,341,349
Accumulated deficit	(443,454)	(7,898,750)	(8,342,204)
Total stockholders’ equity	5,000,010	—	5,000,010
Total liabilities and stockholders’ equity	$231,323,610	$—	$231,323,610

	For the Year Ended December 31, 2020
		Restatement
	As Previously Reported	Adjustment	As Restated
Statement of Operations
Loss from operations	$(683,869)	$—	$(683,869)
Other (expense) income:
Change in fair value of derivative warrant liabilities	—	(7,583,670)	(7,583,670)
Financing costs - derivative warrant liabiltiies	—	(315,080)	(315,080)
Interest income from investments in Trust Account	254,149	—	254,149
Income tax expense	(11,434)	—	(11,434)
Total other (expense) income	242,715	(7,898,750)	(7,656,035)
Net loss	$(441,154)	$(7,898,750)	$(8,339,904)

Basic and Diluted weighted-average Class A common stock outstanding	23,000,000		23,000,000
Basic and Diluted net loss per Class A common shares	$0.00		$0.00
Basic and Diluted weighted-average Class B common stock outstanding	5,602,459	—	5,602,459
Basic and Diluted net loss per Class B common shares	$(0.08)	$(1.41)	$(1.49)

	For the Year Ended December 31, 2020
	As Previously	Restatement
	Reported	Adjustment	As Restated
Statement of Cash Flows
Net loss	$(441,154)	$(7,898,750)	$(8,339,904)
Change in fair value of derivative warrant liabilities	—	7,583,670	7,583,670
Financing Cost- derivative warrant liabilities	—	315,080	315,080
Initial value of Class A common stock subject to possible redemption	220,164,430	(11,207,500)	208,956,930
Change in fair value of Class A common stock subject to possible redemption	(408,380)	(7,583,670)	(7,992,050)

In addition, the impact to the balance sheet dated March 13, 2020, filed by the Company with the SEC on Form 8-K on March 19, 2020 related to the impact of accounting for the warrants as liabilities at fair value resulted in a $11.2 million increase to the derivative liabilities line item at March 13, 2020 and offsetting decrease to the Class A common stock subject to possible redemption mezzanine equity line item. In addition, the allocation of associated offering costs to the derivative warrant liabilities resulted in an increase to additional paid-in-capital of $0.3 million and an offsetting decrease to the accumulated deficit. There is no change to total stockholders’ equity at the reported balance sheet date.